Annual Operating Expenses {- Communication Services Portfolio} - 02.28 VIP Sector Funds Initial Combo PRO-22 - Communication Services Portfolio - VIP Communication Services Portfolio-Initial VIP	Apr. 30, 2022
Operating Expenses:
Management fee	0.52%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.14%
Total annual operating expenses	0.66%